Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2023
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000357298
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2023
Prospectus Date	rr_ProspectusDate	May 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A